Prepayment and other current assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepayment and other current assets
Schedule of Prepayment and Other Current Assets

	As of December 31,
	2015	2016
	RMB	RMB
Supplier rebates receivables	43,757	71,547
Receivable from a third party	—	29,500
Interest receivable	13,971	27,997
Prepaid taxes related with overseas purchase	1,561	15,367
Prepaid vendors deposits	25,854	10,709
Prepaid advertising fees	7,795	9,361
Prepaid rental fees	2,784	7,895
Rebate receivable from third-party online payment platforms	12,334	10,664
Receivables related to employee share options exercise	4,377	469
Government grant receivables	8,850	—
Other receivables	6,647	14,358

Total	127,930	197,867